Trade and other payables	12 Months Ended
Aug. 31, 2023
Trade and other payables.
Trade and other payables

13. Trade and other payables

	2023	2022
	$	$
Trade payables	1,107,310	737,946
Sales taxes payable	62,398	21,547
Government remittances	—	9,450
Salaries, vacation and other employee benefits payables	585,192	261,388
	1,754,900	1,030,331